Derivatives financial instruments - Protection programs for base metals raw materials and products (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) $ / T	Dec. 31, 2017 USD ($) $ / T T	Dec. 31, 2016 USD ($) T	Dec. 31, 2015 USD ($)
Derivative financial instruments
Financial settlement inflows (outflows)		$ (240.0)	$ (1,602.0)	$ (1,202.0)
Base metals
Derivative financial instruments
Fair value of liabilities		(0.4)
Fair value of assets			$ 0.0
Financial settlement inflows (outflows) | €	€ 0.0
Value at risk		0.1
Base metals | 2017
Derivative financial instruments
Fair value of liabilities		$ (0.4)
Nickel forwards - Fixed price sales - Bought
Derivative financial instruments
Notional amount (ton) | T		9,621	11,615
Average strike per ton | $ / T	10,253	10,253
Fair value of liabilities			$ (1.0)
Fair value of assets		$ 24.0
Financial settlement inflows (outflows)		(2.0)
Value at risk		4.0
Nickel forwards - Fixed price sales - Bought | 2017
Derivative financial instruments
Fair value of assets		21.0
Nickel forwards - Fixed price sales - Bought | 2018
Derivative financial instruments
Fair value of assets		$ 3.0
Nickel forwards - Raw material purchase - Sold
Derivative financial instruments
Notional amount (ton) | T		292	134
Average strike per ton | $ / T	11,597	11,597
Fair value of liabilities		$ (0.3)
Fair value of assets			$ 0.1
Financial settlement inflows (outflows)		0.3
Value at risk		0.1
Nickel forwards - Raw material purchase - Sold | 2017
Derivative financial instruments
Fair value of liabilities		$ (0.3)
Copper forwards - Raw material purchase - Sold
Derivative financial instruments
Notional amount (ton) | T		79	441
Average strike per ton | $ / T	6,941	6,941
Fair value of liabilities			$ (0.1)
Fair value of assets		$ 0.0
Financial settlement inflows (outflows)		(0.3)
Value at risk		0.0
Copper forwards - Raw material purchase - Sold | 2017
Derivative financial instruments
Fair value of assets		$ 0.0